Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Loans held for sale | Level 3
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferd into level 3	¥ 176,055		¥ 176,055
Investment funds
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3		¥ 610		¥ 610